PIMCO Funds

Supplement Dated January 12, 2015 to the

Bond Funds Prospectus dated July 31, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Unconstrained Bond Fund (the “Fund”)

Effective immediately, the Fund is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn. Each of Messrs. Seidner, Fahmi and Ivascyn is a Managing Director of PIMCO. Mr. Ivascyn is Group Chief Investment Officer, and Mr. Seidner is CIO Non-traditional Strategies. Messrs. Fahmi and Ivascyn have jointly managed the Fund since September 2014, and Mr. Seidner has jointly managed the Fund since January 2015.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Unconstrained Bond	Mohsen Fahmi	9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

PIMCO Unconstrained Bond	Daniel J. Ivascyn	9/14

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has 23 years of investment experience and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Unconstrained Bond	Marc P. Seidner	1/15

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has 27 years of investment experience and holds an undergraduate degree in economics from Boston College.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_011215

PIMCO Funds

Supplement Dated January 12, 2015 to the

Equity-Related Strategy Funds Prospectus dated July 31, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® AR Short Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund (the “Funds”)

Effective immediately, the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Messrs. Fahmi and Arnott have jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

In addition, effective immediately, each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund and PIMCO Low Volatility RAFI®-PLUS AR Fund is jointly managed by Sudi Mariappa, Mohsen Fahmi and Robert D. Arnott. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund’s, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund’s and PIMCO Low Volatility RAFI®-PLUS AR Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Sudi Mariappa, Mohsen Fahmi and Robert D. Arnott. Each of Messrs. Mariappa and Fahmi is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Mariappa has managed the Fund since August 2014. Mr. Arnott has jointly managed the Fund since September 2014. Mr. Fahmi has jointly managed the Fund since January 2015. Messrs. Mariappa and Fahmi are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

In addition, effective immediately, the PIMCO Fundamental Advantage Absolute Return Strategy Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Fundamental Advantage Absolute Return Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Messrs. Fahmi and Arnott have jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

In addition, effective immediately, the PIMCO Fundamental IndexPLUS® AR Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Fundamental IndexPLUS® AR Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Messrs. Fahmi and Arnott have jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

In addition, effective immediately, the PIMCO International Fundamental IndexPLUS® AR Strategy Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO International Fundamental IndexPLUS® AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Arnott has jointly managed the Fund since September 2014, and Messrs. Fahmi and Mariappa have jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

In addition, effective immediately, the PIMCO International StocksPLUS® AR Strategy Fund (Unhedged) is jointly managed by Mohsen Fahmi and Sudi Mariappa. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohsen Fahmi and Sudi Mariappa. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Fahmi has jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015.

In addition, effective immediately, the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged) is jointly managed by Mohsen Fahmi and Sudi Mariappa. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohsen Fahmi and Sudi Mariappa. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO, and Messrs. Fahmi and Mariappa have jointly managed the Fund since January 2015.

In addition, effective immediately, each of the PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® AR Short Strategy Fund is jointly managed by Mohsen Fahmi and Sudi Mariappa. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in each of the PIMCO Small Cap StocksPLUS® AR Strategy Fund’s,

PIMCO StocksPLUS® Absolute Return Fund’s and PIMCO StocksPLUS® AR Short Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohsen Fahmi and Sudi Mariappa. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Fahmi has jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015.

In addition, effective immediately, the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Arnott has jointly managed the Fund since September 2014, and Messrs. Fahmi and Mariappa have jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

In addition, effective immediately, the PIMCO Worldwide Fundamental Advantage AR Strategy Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Worldwide Fundamental Advantage AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Messrs. Fahmi and Arnott have jointly managed the Fund since September 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO EM Fundamental IndexPLUS® AR Strategy* PIMCO EMG Intl Low Volatility RAFI®-PLUS AR**	Robert D. Arnott	9/14 9/14	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Fundamental Advantage Absolute Return Strategy*

PIMCO Fundamental IndexPLUS® AR*

PIMCO International Fundamental IndexPLUS® AR Strategy*

PIMCO Intl Low Volatility RAFI®-PLUS AR**

PIMCO Low Volatility RAFI®-PLUS AR**

PIMCO Small Company Fundamental IndexPLUS® AR Strategy*

PIMCO Worldwide Fundamental Advantage AR Strategy*

9/14 9/14 9/14 9/14 9/14 9/14 9/14

PIMCO EM Fundamental IndexPLUS® AR Strategy* PIMCO EMG Intl Low Volatility RAFI®-PLUS AR** PIMCO Fundamental Advantage Absolute Return Strategy*	Mohsen Fahmi	9/14 1/15 9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO Fundamental IndexPLUS® AR*

PIMCO International Fundamental IndexPLUS® AR Strategy*

PIMCO International StocksPLUS® AR Strategy (Unhedged)

PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged)

PIMCO Intl Low Volatility RAFI®-PLUS AR**

PIMCO Low Volatility RAFI®-PLUS AR**

PIMCO Small Cap StocksPLUS® AR Strategy

PIMCO Small Company Fundamental IndexPLUS® AR Strategy*

PIMCO StocksPLUS® Absolute Return

PIMCO StocksPLUS® AR Short Strategy

PIMCO Worldwide Fundamental Advantage AR Strategy*

9/14 1/15 9/14 1/15 1/15 1/15 9/14 1/15 9/14 9/14 9/14

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO EM Fundamental IndexPLUS® AR Strategy*

PIMCO EMG Intl Low Volatility RAFI®-PLUS AR**

PIMCO Fundamental Advantage Absolute Return Strategy*

PIMCO Fundamental IndexPLUS® AR*

PIMCO International Fundamental IndexPLUS® AR Strategy*

PIMCO International StocksPLUS® AR Strategy (Unhedged)

PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged)

PIMCO Intl Low Volatility RAFI®-PLUS AR**

PIMCO Low Volatility RAFI®-PLUS AR**

PIMCO Small Cap StocksPLUS® AR Strategy

	Sudi Mariappa	1/15 8/14 1/15 1/15 1/15 1/15 1/15 8/14 8/14 1/15

Managing Director, PIMCO. Mr. Mariappa rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a Managing Director and head of global portfolio management. He also served as senior advisor to PIMCO’s portfolio management group from 2009 – 2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 27 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Small Company Fundamental IndexPLUS® AR Strategy* PIMCO StocksPLUS® Fund PIMCO StocksPLUS® Absolute Return PIMCO StocksPLUS® AR Short Strategy PIMCO Worldwide Fundamental Advantage AR Strategy*		1/15 9/14 1/15 1/15 1/15

*

Messrs. Fahmi and Mariappa are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

**

Messrs. Mariappa and Fahmi are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolio.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_011215

PIMCO Funds

Supplement Dated January 12, 2015 to the

Tax-Efficient Strategy Funds Prospectus

dated July 31, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Unconstrained Tax Managed Bond Fund (the “Fund”)

Effective immediately, the Fund is managed by Marc P. Seidner. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Marc P. Seidner. Mr. Seidner is CIO Non-traditional Strategies and Managing Director of PIMCO, and he has managed the Fund since January 2015.

In addition, effective immediately, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Unconstrained Tax Managed Bond	Marc P. Seidner	1/15

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has 27 years of investment experience and holds an undergraduate degree in economics from Boston College.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_011215

PIMCO Funds

Supplement Dated January 12, 2015 to the

PIMCO Worldwide Long/Short Fundamental Strategy Fund Prospectus

dated November 7, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Worldwide Long/Short Fundamental Strategy Fund (the “Fund”)

Effective immediately, the Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa, Josh Davis and Robert D. Arnott. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC, serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Mohsen Fahmi, Sudi Mariappa, Josh Davis and Robert D. Arnott. Each of Messrs. Fahmi and Mariappa is a Managing Director of PIMCO. Dr. Davis is an Executive Vice President of PIMCO. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC. Mr. Fahmi, Dr. Davis and Mr. Arnott have jointly managed the Fund since its inception in December 2014, and Mr. Mariappa has jointly managed the Fund since January 2015. Messrs. Fahmi and Mariappa and Dr. Davis are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolios.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Fund—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Worldwide Long/Short Fundamental Strategy Fund**	Mohsen Fahmi	12/14*

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

PIMCO Worldwide Long/Short Fundamental Strategy Fund**	Sudi Mariappa	1/15

Managing Director, PIMCO. Mr. Mariappa rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a Managing Director and head of global portfolio management. He also served as senior advisor to PIMCO’s portfolio management group from 2009 – 2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 27 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Worldwide Long/Short Fundamental Strategy Fund**	Josh Davis	12/14*

Executive Vice President, PIMCO. He is a member of PIMCO’s global quantitative portfolio group and focuses on portfolio solutions and quantitative strategy, including asset allocation, tail risk hedging, foreign exchange and variable annuities. Prior to joining PIMCO in 2008, he was a consulting strategist with Prime International Trading in Chicago. He has six years of investment experience and holds a Ph.D. in economics with an emphasis on macroeconomics and finance from Northwestern University, where he also earned his master’s degree. He holds undergraduate degrees in pure mathematics and management science from the University of California, San Diego.

PIMCO Worldwide Long/Short Fundamental Strategy Fund**	Robert D. Arnott	12/14*	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

*	Inception of the Fund.

**

Messrs. Fahmi and Mariappa and Dr. Davis are jointly responsible for the absolute return strategy and the equity portfolio replication process. Mr. Arnott is responsible for the selection of stocks within the underlying equity portfolios.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_011215

PIMCO Funds

Supplement dated January 12, 2015 to the

Statement of Additional Information dated July 31, 2014,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund,

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® AR Short Strategy Fund, PIMCO Unconstrained Bond Fund, PIMCO Unconstrained Tax Managed Bond Fund, PIMCO Worldwide Fundamental Advantage AR Strategy Fund and

PIMCO Worldwide Long/Short Fundamental Strategy Fund (the “Funds”)

Effective immediately, each of the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. In addition, effective immediately, each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund and PIMCO Low Volatility RAFI®-PLUS AR Fund is jointly managed by Sudi Mariappa, Mohsen Fahmi and Robert D. Arnott. In addition, effective immediately, each of the PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® AR Short Strategy Fund is jointly managed by Mohsen Fahmi and Sudi Mariappa. In addition, effective immediately, the PIMCO Worldwide Long/Short Fundamental Strategy Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa, Josh Davis and Robert D. Arnott; the PIMCO Unconstrained Bond Fund is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn; and the PIMCO Unconstrained Tax Managed Bond Fund is managed by Marc P. Seidner.

Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Seidner[31]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	1	415.33	1	415.33

[31]

Effective January 12, 2015, Mr. Seidner manages the PIMCO Unconstrained Tax Managed Bond Fund ($453.2 million). Effective January 12, 2015, Mr. Seidner also co-manages the PIMCO Unconstrained Bond Fund ($24,344.1 million). Total assets under management for each Fund is as of March 31, 2014.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 12, 2015, each of the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa and Robert D. Arnott. Effective January 12, 2015, each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund and PIMCO Low Volatility RAFI®-PLUS AR Fund is jointly managed by Sudi Mariappa, Mohsen Fahmi and Robert D. Arnott. Effective January 12, 2015, each of the PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® AR Short Strategy Fund is jointly managed by Mohsen Fahmi and Sudi Mariappa. Effective January 12, 2015, the PIMCO Worldwide Long/Short Fundamental Strategy Fund is jointly managed by Mohsen Fahmi, Sudi Mariappa, Josh Davis and Robert D. Arnott; the PIMCO Unconstrained Bond Fund is jointly managed by Marc P. Seidner, Mohsen Fahmi and Daniel J. Ivascyn; and the PIMCO Unconstrained Tax Managed Bond Fund is managed by Marc P. Seidner. Information pertaining to accounts managed by Mr. Seidner is as of December 31, 2014.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Seidner[14]	PIMCO Unconstrained Bond Fund	None
	PIMCO Unconstrained Tax Managed Bond Fund	None

[14]

Effective January 12, 2015, Mr. Seidner manages the PIMCO Unconstrained Tax Managed Bond Fund. Effective January 12, 2015, Mr. Seidner also co-manages the PIMCO Unconstrained Bond Fund. Information for Mr. Seidner pertaining to these Funds is as of November 30, 2014.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP5_011215